S000004322 [Member] Expense Example - iShares U.S. Financial Services ETF - iShares U.S. Financial Services ETF	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	$ 468